Vessels - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Document Period End Date	Dec. 31, 2019
Number of vessels owned	52	56
Property, Plant and Equipment, Additions	$ 17,358
Gain (Loss) on Disposition of Assets	37,289		$ 17,701
Proceeds from Sale of Property, Plant, and Equipment	84,241	$ 0	44,340
Write off of deferred financing costs	$ 681	$ 0	$ 470
Number of vessels	58
Kamsarmax
Property, Plant and Equipment [Line Items]
Vessels sold	2
Proceeds from Sale of Property, Plant, and Equipment	$ 48,000
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	35
Exhaust cleaning system [Member] | 2019 [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	41
Maximum [Member] | Exhaust cleaning system [Member]
Property, Plant and Equipment [Line Items]
Scrubber installation cost	$ 95,500